Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

II.In each Fund's Summary and Statutory Prospectus, the section entitled "Buying and Selling Fund Shares" is updated to reflect that there is no minimum initial investment for Class Z and Class R6 shares.

III.In each Fund's Statutory Prospectus, in the section entitled "Choosing a Share Class," the sub-section entitled "When choosing a share class, you should consider the following factors" is amended to add the following as the second to last bullet:

⬛ If you purchase Class Z shares through a broker acting solely as an agent on behalf of its customers pursuant to an agreement with PIMS, the broker may charge you a commission in an amount determined and separately disclosed to you by the broker.

IV.	In each Fund's Statutory Prospectus, in the section entitled "Choosing a Share Class" the sub-
section entitled "Share Class Comparison" is hereby amended to reflect that there is no minimum initial or subsequent investment for Class Z shares and Class R6 shares.

V.In each Fund's Statutory Prospectus, the section entitled "Qualifying for Class R6 Shares" is amended to reflect that there is no minimum initial investment for Class R6 shares.

VI.	In each Fund's Statutory Prospectus, in the section entitled "Qualifying for Class R6 Shares,"
the sub-section entitled "Other Types of Investors" is amended and restated as follows:
Other Types of Investors. Class R6 shares may also be purchased by Prudential, certain programs or accounts sponsored by Prudential (the SmartSolution IRA offered by Prudential
Retirement), and PGIM funds, including PGIM funds-of-funds. Investors in SmartSolution

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IRA accounts through Prudential's Personal Retirement Services unit can call 888-244-6237 with any questions regarding how to purchase shares.
Class R6 shares may only be purchased from financial intermediaries who offer such shares.
Class R6 shares are offered to eligible investors provided that the Fund or its affiliates are not required to make or pay any type of administrative, sub-accounting, networking or revenue sharing payments or similar fees paid to intermediaries.
VII.	In each Fund's Statutory Prospectus, the section entitled "Qualifying for Class Z Shares" is hereby amended to reflect that there is no minimum initial investment for Class Z shares.
VIII.	In each Fund's Statutory Prospectus, in the section entitled "Qualifying for Class Z Shares,"
the following is added as the last bullet point is added under the heading "Mutual Fund
Programs":
⬛ Fee- or commission-based retail brokerage programs of certain financial intermediaries that offer Class Z shares through such programs and that have agreements with PIMS to offer such shares when acting solely on an agency basis for their customers for the purchase or sale of such shares. If you transact in Class Z shares of the Fund through one of these programs, you may be required to pay a commission and/or other forms of compensation to the broker or financial intermediary for effecting such transaction.
Because the Fund is not a party to any commission arrangement between you and your broker, any transactions in Class Z shares will be made by the Fund at net asset value
(before imposition of the commission). Any such fee is paid by you, not by the Fund, and the imposition of any such fee or commission by your broker or financial intermediary does not impact the net asset value for such Fund shares. Shares of the Fund are available in other share classes that have different fees and expenses.

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PGIM INVESTMENTS FUNDS

The Prudential Investment Portfolios, Inc.	Prudential Investment Portfolios, Inc. 17
PGIM Balanced Fund	PGIM Short Duration Multi-Sector Bond Fund
PGIM Jennison Equity Opportunity Fund	PGIM Total Return Bond Fund
PGIM Jennison Growth Fund	Prudential Investment Portfolios 18
Prudential Investment Portfolios 3	PGIM Jennison 20/20 Focus Fund
PGIM Global Dynamic Bond Fund	PGIM Jennison MLP Fund
PGIM Jennison Focused Growth Fund	Prudential Global Total Return Fund, Inc.
PGIM QMA Global Tactical Allocation Fund	PGIM Global Total Return Fund
PGIM QMA Large-Cap Value Fund	PGIM Global Total Return (USD Hedged) Fund
PGIM Real Assets Fund	Prudential Government Money Market Fund, Inc.
PGIM Strategic Bond Fund	PGIM Government Money Market Fund
Prudential Investment Portfolios 4	Prudential Jennison Blend Fund, Inc.
PGIM Muni High Income Fund	PGIM Jennison Blend Fund
Prudential Investment Portfolios 5	Prudential Jennison Mid-Cap Growth Fund, Inc.
PGIM Jennison Diversified Growth Fund	PGIM Jennison Mid-Cap Growth Fund
PGIM Jennison Rising Dividend Fund	Prudential Jennison Natural Resources Fund, Inc.
Prudential Investment Portfolios 6	PGIM Jennison Natural Resources Fund
PGIM California Muni Income Fund	Prudential Jennison Small Company Fund, Inc.
Prudential Investment Portfolios 7	PGIM Jennison Small Company Fund
PGIM Jennison Value Fund	Prudential National Muni Fund, Inc.
Prudential Investment Portfolios 8	PGIM National Muni Fund
PGIM QMA Stock Index Fund	Prudential Sector Funds, Inc.
Prudential Investment Portfolios 9	PGIM Jennison Financial Services Fund
PGIM Absolute Return Bond Fund	PGIM Jennison Health Sciences Fund
PGIM International Bond Fund	PGIM Jennison Utility Fund
PGIM QMA Large-Cap Core Equity Fund	Prudential Short-Term Corporate Bond Fund,
PGIM Real Estate Income Fund	Inc.
PGIM Select Real Estate Fund	PGIM Short-Term Corporate Bond Fund
Prudential Investment Portfolios, Inc. 10	Prudential World Fund, Inc.
PGIM Jennison Equity Income Fund	PGIM Emerging Markets Debt Hard Currency
PGIM QMA Mid-Cap Value Fund	Fund
Prudential Investment Portfolios 12	PGIM Emerging Markets Debt Local Currency
PGIM Global Real Estate Fund	Fund
PGIM Jennison Technology Fund	PGIM Jennison Emerging Markets Equity
PGIM QMA Large-Cap Core Equity PLUS Fund	Opportunities Fund
PGIM QMA Long-Short Equity Fund	PGIM Jennison Global Infrastructure Fund
PGIM Short Duration Muni High Income Fund	PGIM Jennison Global Opportunities Fund
PGIM US Real Estate Fund	PGIM Jennison International Opportunities Fund
Prudential Investment Portfolios, Inc. 14	PGIM QMA International Equity Fund
PGIM Floating Rate Income Fund	The Target Portfolio Trust
PGIM Government Income Fund	PGIM Core Bond Fund
Prudential Investment Portfolios, Inc. 15	PGIM Corporate Bond Fund
PGIM High Yield Fund	PGIM QMA Small-Cap Value Fund
PGIM Short Duration High Yield Income Fund
Prudential Investment Portfolios 16
PGIM Income Builder Fund

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